DELAWARE CASH RESERVE FUND
Delaware Cash Reserve® Fund
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE CASH RESERVE FUND (USD $)	1 year	3 Years	5 Years	10 Years
Class A	78	243	422	942
Consultant Class	108	337	585	1,294

DELAWARE GROUP® CASH RESERVE

Delaware Cash Reserve® Fund

Supplement to the Fund’s Class A and Consultant Class
Summary and Statutory Prospectuses dated July 29, 2011 (the “Prospectuses”)

The following replaces the expense example in the Prospectuses under the “Example” section:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Class A	Consultant Class
1 year	$78	$108
3 years	$243	$337
5 years	$422	$585
10 years	$942	$1,294

Please keep this Supplement for future reference.

This Supplement is dated May 23, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.